CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED FEBRUARY 14, 2014

TO THE PROSPECTUS DATED JANUARY 1, 2014

ALL FUNDS

Effective immediately, the following replaces the second paragraph under the heading About the Morgan Stanley-sponsored investment advisory programs in the “About the funds” section on page 53 of the Prospectus:

While an investment advisory program makes recommendations, the ultimate investment decision is typically up to the investor and not the provider of the investment advisory program. Under an investment advisory program, an investor typically pays an advisory fee that may vary based on a number of factors. The maximum shareholder fee (in addition to annual fund operating expenses) for assets invested in the Trust through the TRAK® CGCM or Consulting Group Advisor investment advisory programs is 2.00% of average quarter-end net assets. The maximum shareholder fee (in addition to annual fund operating expenses) for assets invested in the Trust through the Select UMA and the Portfolio Management investment advisory programs is 2.50% and 3.00% of average quarter-end net assets, respectively. The maximum shareholder fees vary between the investment advisory programs because of differences in the services provided through the programs and other factors. Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets. These fees may be reduced in certain circumstances. These fees may be paid either by redemption of shares of the Funds or by separate payment.

Effective immediately, the minimum initial aggregate investment in TRAK® CGCM has been changed from $10,000 to $5,000, with no further reduction made for employees of Morgan Stanley and members of their immediate families or any retirement accounts or plans for such persons. As such all references relating to the minimum initial aggregate investment in TRAK® CGCM should be changed to $5,000.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 2 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.09%

Total Annual Fund Operating Expenses	0.69%

Effective immediately, the following replaces the Expense Examples on page 2 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$272	$835	$1,425	$3,022

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$322	$983	$1,669	$3,494

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$371	$1,129	$1,906	$3,941

Effective immediately, the following replaces the first paragraph under the “Performance” section on page 3 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 5 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.70%

Effective immediately, the following replaces the Expense Examples on page 5 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$273	$838	$1,430	$3,032

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$323	$986	$1,674	$3,503

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$372	$1,132	$1,911	$3,950

Effective immediately, the following replaces the first paragraph under the “Performance” section on page 6 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 8 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.17%

Total Annual Fund Operating Expenses	0.97%

Effective immediately, the following replaces the Expense Examples on page 8 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$300	$918	$1,562	$3,290

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$350	$1,065	$1,803	$3,747

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$399	$1,210	$2,037	$4,181

Effective immediately, the following replaces the first paragraph under the “Performance” section on page 9 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 11 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.20%

Total Annual Fund Operating Expenses	1.00%

Effective immediately, the following replaces the Expense Examples on page 11 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$303	$927	$1,577	$3,318

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$353	$1,074	$1,817	$3,774

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$402	$1,218	$2,051	$4,206

Effective immediately, the following replaces the first paragraph under the “Performance” section on page 12 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

INTERNATIONAL EQUITY INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 14 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.84%

Effective immediately, the following replaces the Expense Examples on page 14 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$287	$880	$1,499	$3,166

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$337	$1,027	$1,741	$3,631

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$386	$1,172	$1,976	$4,070

Effective immediately, the following replaces the first paragraph under the “Performance” section on page 15 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

EMERGING MARKETS EQUITY INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 17 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Other Expenses	0.20%
Acquired fund fees and expenses	0.02%

Total Annual Fund Operating Expenses(1)	1.12%

(1)	The ratio of Total Annual Operating Expenses in this table does not match the ratio found in the “Financial Highlights” section of this prospectus (“Expense Ratio”) because the Expense Ratio reflects the current operating expenses of the Fund and does not include the ratio of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of investments in other funds.

Effective immediately, the following replaces the Expense Examples on page 17 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$315	$963	$1,635	$3,430

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$364	$1,109	$1,873	$3,880

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$414	$1,252	$2,106	$4,306

Effective immediately, the following replaces the first paragraph under the “Performance” section on page 18 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

CORE FIXED INCOME INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 20 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.54%

Effective immediately, the following replaces the Expense Examples on page 20 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$257	$791	$1,350	$2,875

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$307	$939	$1,596	$3,355

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$357	$1,085	$1,836	$3,809

Effective immediately, the following replaces the first paragraph under the “Performance” section on page 22 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

HIGH YIELD INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 24 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.23%

Total Annual Fund Operating Expenses	0.93%

Effective immediately, the following replaces the Expense Examples on page 24 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$296	$907	$1,543	$3,252

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$346	$1,053	$1,784	$3,712

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$395	$1,198	$2,018	$4,147

Effective immediately, the following replaces the first paragraph under the “Performance” section on page 25 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

INTERNATIONAL FIXED INCOME INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 27 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.19%

Total Annual Fund Operating Expenses	0.69%

Effective immediately, the following replaces the Expense Examples on page 27 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$272	$835	$1,425	$3,022

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$322	$983	$1,669	$3,494

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$371	$1,129	$1,906	$3,941

Effective immediately, the following replaces the first paragraph under the “Performance” section on page 29 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Effective February 17, 2014, Mohammed A. El-Erian will no longer serve as a portfolio manager for International Fixed Income Investments. As such, all references to Mohammed A. El-Erian are deleted.

Effective February 17, 2014, the following is added to the disclosure in the section entitled “Sub-adviser and Portfolio Managers” on page 30 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
Scott A. Mather, Deputy Chief Investment Officer, Managing Director, Head of Global Portfolio Management — PIMCO	2014

Effective February 17, 2014, the following is added to the “International Fixed Income Investments” disclosure of the section entitled “Fund Management,” under the heading “The Sub-Advisers” on page 61 of the Prospectus:

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
International Fixed Income Investments	Pacific Investment Management Company LLC (“PIMCO”) 840 Newport Center Drive Newport Beach, CA 92660	90%	Scott A. Mather Deputy Chief Investment Officer (“CIO”), Managing Director, Head of Global Portfolio Management (1998-present) Mr. Mather is a deputy CIO and a managing director in the Newport Beach office and head of global portfolio management. Previously, he led portfolio management in Europe, managed euro and pan-European portfolios and worked closely with many Allianz-related companies. He also served as a managing director of Allianz Global Investors KAG. Prior to these roles, Mr. Mather co-headed PIMCO’s mortgage- and asset-backed securities team. He originally joined PIMCO in 1998.	2014

MUNICIPAL BOND INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 31 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.21%

Total Annual Fund Operating Expenses	0.61%

Effective immediately, the following replaces the Expense Examples on page 31 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$264	$811	$1,385	$2,944

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$314	$960	$1,630	$3,420

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$364	$1,106	$1,869	$3,871

Effective immediately, the following replaces the first paragraph under the “Performance” section on page 32 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

MONEY MARKET INVESTMENTS

Effective immediately, the following replaces the Fund fees and expenses table on page 34 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Select UMA investment advisory program (as a percentage of average quarter-end net assets)	2.50%
Maximum annual fees in the Portfolio Management investment advisory program (as a percentage of average quarter-end net assets)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Other Expenses	0.13%

Total Annual Fund Operating Expenses	0.21%

Effective immediately, the following replaces the Expense Examples on page 34 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$224	$691	$1,185	$2,544

For Fund investments made through the Select UMA investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$274	$841	$1,435	$3,041

For Fund investments made through the Portfolio Management investment advisory program:

After 1 year	After 3 years	After 5 years	After 10 years
$324	$989	$1,678	$3,512

Effective immediately, the following replaces the first paragraph under the “Performance” section on page 35 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 3.00% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED FEBRUARY 14, 2014,

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 1, 2014

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

Effective immediately, the following replaces the information for James J. Tracy in the Securities Beneficially Owned by Each Trustee table on page 37 of the SAI:

Name of Trustee	Dollar Range of Equity Securities in the Funds of the Trust		Aggregate Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in Family of Investment Companies
James J. Tracy	Large Capitalization Growth Investments	$1 - $10,000	over $100,000
	Large Capitalization Value Equity Investments	$1 - $10,000
	Small Capitalization Growth Investments	$1 - $10,000
	Small Capitalization Value Equity Investments	$1 - $10,000
	International Equity Investments	$1 - $10,000
	Emerging Markets Equity Investments	$1 - $10,000
	Core Fixed Income Investments	$1 - $10,000
	High Yield Investments	$1 - $10,000
	International Fixed Income Investments	$1 - $10,000
	Municipal Bond Investments	$1 - $10,000
	Money Market Investments	$50,000 - $100,000

Effective February 17, 2014, Mohammed A. El-Erian will no longer serve as a portfolio manager for International Fixed Income Investments. As such, all references to Mohammed A. El-Erian are deleted.

Effective February 17, 2014, the following is added to the disclosure for International Fixed Income Investments in the section entitled, “PORTFOLIO MANAGER DISCLOSURE” beginning on page 65 of the SAI:

International Fixed Income Investments

Pacific Investment Management Company LLC

	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Scott A. Mather*	12	$14,526.72 million	35	$23,626.21 million	79	$29,694.27 million

*	Portfolio Manager manages accounts for which advisory fee is totally or partially based on performance, the number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2013 can be found in the table below:

	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Scott A. Mather*	0	0.00	3	$1,014.46 million	13	$5,976.82 million